Long-term loan - Schedule of Detailed Information about Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term loan [Abstract]
Current portion of long-term loan	$ 0	$ 5,156
Long-term loan	0	10,244
Total Long-term loan	$ 0	$ 15,400	$ 15,118